PREPAIDS	12 Months Ended
Dec. 31, 2021
PREPAIDS

10. PREPAIDS

	December 31, 2021	December 31, 2020
Insurance	$2,938,246	$992
Prepaid director fees	107,763	-
Prepaid interest	6,969	-
Prepaid marketing services	1,638,179	187,826
Prepaid rent	-	3,583
Prepaid subscriptions	35,687	5,953
Deposits	768,033	136,668
	$5,494,877	$335,022

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars